Significant Accounting Policies (Details 2)	12 Months Ended																						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2012 Out of Period Adjustments in 2013 KRW	Dec. 31, 2014 Japan KRW	Dec. 31, 2013 Japan KRW	Dec. 31, 2012 Japan KRW	Dec. 31, 2014 Korea KRW	Dec. 31, 2013 Korea KRW	Dec. 31, 2012 Korea KRW	Dec. 31, 2014 Revenue Geographic concentration risk Countries in Asia	Dec. 31, 2013 Revenue Geographic concentration risk Countries in Asia	Dec. 31, 2012 Revenue Geographic concentration risk Countries in Asia	Dec. 31, 2014 Revenue Customer concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2013 Revenue Customer concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2012 Revenue Customer concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2014 Revenue Credit concentration risk Korea LG Electronics Inc.	Dec. 31, 2013 Revenue Credit concentration risk Korea LG Electronics Inc.	Dec. 31, 2012 Revenue Credit concentration risk Korea LG Electronics Inc.	Dec. 31, 2014 Accounts Receivable Credit concentration risk GungHo Online Entertainment Incorporated KRW	Dec. 31, 2014 Accounts Receivable Credit concentration risk LG Electronics Inc. KRW	Dec. 31, 2014 Accounts Receivable Credit concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2013 Accounts Receivable Credit concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2012 Accounts Receivable Credit concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2014 Accounts Receivable Credit concentration risk Korea LG Electronics Inc.	Dec. 31, 2013 Accounts Receivable Credit concentration risk Korea LG Electronics Inc.	Dec. 31, 2012 Accounts Receivable Credit concentration risk Korea LG Electronics Inc.	Dec. 31, 2014 Cash and cash equivalents and short-term financial instruments Credit concentration risk item	Dec. 31, 2014 Cash and cash equivalents and short-term financial instruments Credit concentration risk Financial Institution One	Dec. 31, 2014 Cash and cash equivalents and short-term financial instruments Credit concentration risk Financial Institution Two
Risks and uncertainties
Concentration of risk, rate (as a percent)												84.00%	81.00%	87.00%	28.00%	38.00%	51.00%	8.00%	6.00%	4.00%			25.00%	30.00%	34.00%	15.00%	9.00%	7.00%		29.35%	28.14%
Accounts Receivable																					1,325,000,000	796,000,000
Number of financial institutions, concentrations of credit risk																													2
Revenue Recognition
Understatement of revenue	$ 36,566,000	39,889,000,000	47,685,000,000	57,781,000,000	981,000,000	8,511,000,000	14,409,000,000	30,387,000,000	19,469,000,000	15,491,000,000	14,762,000,000